Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net loss	$ (12,797,797)	$ (13,224,684)	$ (12,070,170)
Adjustments for:
Depreciation of property and equipment (Note 7)	2,183,963	1,448,525	276,139
Amortization of patents and licenses (Note 8)	53,969	49,775	43,722
Amortization of intangibles (Note 9)	37,228	23,266
Loss on disposition of property and equipment (Note 7)		46,738
Impairment of non-current asset held for sale (Notes 2, 7 and 21)		63,522
Stock-based compensation (Note 13)	3,174,924	4,070,264	4,818,120
Change in fair value of contingent consideration (Note 22)		(283,130)
Income tax recovery (Note 23)	(297,940)	(207,257)
Deferred rent		42,665
Net change in non-cash working capital accounts:
Accounts receivable	(171,257)	(77,415)
Prepaid and other current assets	(1,116,758)	(443,590)	92,578
Inventory	663,992	(841,806)
Accounts payable and accrued liabilities	(894,013)	(628,292)	63,697
Cash flows from operating activities	(9,163,689)	(9,961,419)	(6,775,914)
INVESTING ACTIVITIES
Cash proceeds from acquisitions		18,791
Proceeds from the disposal of property and equipment (Note 7)		37,195
Purchase of property and equipment (Note 7)	(969,797)	(1,208,532)	(164,386)
Purchase of patents and licenses (Note 8)	(60,543)	(72,638)	(209,814)
Advances made prior to acquisition (Note 22)		(500,000)
Proceeds from the sale of short-term investments	589,275	(598,148)
Cash flows from investing activities	(441,065)	(2,323,332)	(374,200)
FINANCING ACTIVITIES
Issue of common shares for cash, net of issue costs (Note 11)	123,528	11,783,144	12,076,681
Cash flows from financing activities	123,528	11,783,144	12,076,681
EFFECT OF EXCHANGE RATE CHANGES ON CASH	79,422	467,893	(1,804,435)
NET CHANGE IN CASH	(9,401,804)	(33,714)	3,122,132
CASH, beginning of year	14,376,282	14,409,996	11,287,864
CASH, end of year	$ 4,974,478	$ 14,376,282	$ 14,409,996